Shareholder Report	6 Months Ended
Feb. 28, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Federated Hermes Institutional Trust
Entity Central Index Key	0000925723
Entity Investment Company Type	N-1A
Document Period End Date	Feb. 28, 2025
C000136800
Shareholder Report [Line Items]
Fund Name	Federated Hermes Short-Intermediate Total Return Bond Fund
Class Name	Class A Shares
Trading Symbol	FGCAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Federated Hermes Short-Intermediate Total Return Bond Fund (the "Fund") for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A Shares	$31	0.62%

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.62%
AssetsNet	$ 631,400,102
Holdings Count | Holding	144
InvestmentCompanyPortfolioTurnover	10.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$631,400,102 Number of Investments144 Portfolio Turnover10%
Holdings [Text Block]

Top Security Types (% of Net Assets)

Value	Value
Mortgage-Backed Securities	0.1%
Bank Loan Core Fund	0.5%
Commercial Mortgage-Backed Securities	0.6%
Cash Equivalents	1.9%
Emerging Markets Core Fund	2.6%
Mortgage Core Fund	4.6%
Project and Trade Finance Core Fund	7.1%
Asset-Backed Securities	7.3%
Corporate Debt Securities	29.3%
U.S. Treasury Securities	45.6%

Material Fund Change [Text Block]
C000026765
Shareholder Report [Line Items]
Fund Name	Federated Hermes Short-Intermediate Total Return Bond Fund
Class Name	Institutional Shares
Trading Symbol	FGCIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Federated Hermes Short-Intermediate Total Return Bond Fund (the "Fund") for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$19	0.37%

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.37%
AssetsNet	$ 631,400,102
Holdings Count | Holding	144
InvestmentCompanyPortfolioTurnover	10.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$631,400,102 Number of Investments144 Portfolio Turnover10%
Holdings [Text Block]

Top Security Types (% of Net Assets)

Value	Value
Mortgage-Backed Securities	0.1%
Bank Loan Core Fund	0.5%
Commercial Mortgage-Backed Securities	0.6%
Cash Equivalents	1.9%
Emerging Markets Core Fund	2.6%
Mortgage Core Fund	4.6%
Project and Trade Finance Core Fund	7.1%
Asset-Backed Securities	7.3%
Corporate Debt Securities	29.3%
U.S. Treasury Securities	45.6%

Material Fund Change [Text Block]
C000136801
Shareholder Report [Line Items]
Fund Name	Federated Hermes Short-Intermediate Total Return Bond Fund
Class Name	Class R6 Shares
Trading Symbol	SRBRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Federated Hermes Short-Intermediate Total Return Bond Fund (the "Fund") for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6 Shares	$18	0.36%

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.36%
AssetsNet	$ 631,400,102
Holdings Count | Holding	144
InvestmentCompanyPortfolioTurnover	10.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$631,400,102 Number of Investments144 Portfolio Turnover10%
Holdings [Text Block]

Top Security Types (% of Net Assets)

Value	Value
Mortgage-Backed Securities	0.1%
Bank Loan Core Fund	0.5%
Commercial Mortgage-Backed Securities	0.6%
Cash Equivalents	1.9%
Emerging Markets Core Fund	2.6%
Mortgage Core Fund	4.6%
Project and Trade Finance Core Fund	7.1%
Asset-Backed Securities	7.3%
Corporate Debt Securities	29.3%
U.S. Treasury Securities	45.6%

Material Fund Change [Text Block]
C000026764
Shareholder Report [Line Items]
Fund Name	Federated Hermes Short-Intermediate Total Return Bond Fund
Class Name	Service Shares
Trading Symbol	FGCSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Federated Hermes Short-Intermediate Total Return Bond Fund (the "Fund") for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Shares	$31	0.62%

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.62%
AssetsNet	$ 631,400,102
Holdings Count | Holding	144
InvestmentCompanyPortfolioTurnover	10.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$631,400,102 Number of Investments144 Portfolio Turnover10%
Holdings [Text Block]

Top Security Types (% of Net Assets)

Value	Value
Mortgage-Backed Securities	0.1%
Bank Loan Core Fund	0.5%
Commercial Mortgage-Backed Securities	0.6%
Cash Equivalents	1.9%
Emerging Markets Core Fund	2.6%
Mortgage Core Fund	4.6%
Project and Trade Finance Core Fund	7.1%
Asset-Backed Securities	7.3%
Corporate Debt Securities	29.3%
U.S. Treasury Securities	45.6%

Material Fund Change [Text Block]